Taxation (Tables)	9 Months Ended
Sep. 30, 2022
Taxation
Schedule of income tax expense

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Current taxes on income	31,897	29,621	83,905	75,821
Deferred income taxes	(72,870)	(2,090)	(91,653)	(8,277)
Total taxes	(40,973)	27,531	(7,748)	67,544